CONSOLIDATED BALANCE SHEETS [Parenthetical] - USD ($) $ in Thousands	Oct. 28, 2018	Oct. 29, 2017
Statement of Financial Position [Abstract]
Deferred financing costs	$ 5,699	$ 6,857
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	66,264,654	68,677,684
Common stock, shares outstanding	66,203,841	68,386,556
Treasury stock, shares	60,813	291,128